Warrants - Schedule of deferred financing fees (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Warrants [Abstract]
Deferred Financing Fees, beginning of year	$ 1,045,221	$ 1,643,249
plus: Deferred Financing Fees Incurred During the Year	0	21,366
less: Amortization of Deferred Financing Fees	(628,483)	(619,394)
Deferred Financing Fees, end of year	$ 416,738	$ 1,045,221